Financial Risk Management - Summary of Debt-to-equity Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 22,577,114	₩ 20,592,180
Total equity	₩ 18,412,696	₩ 16,567,161	₩ 15,551,433	₩ 15,140,684
Debt-to-equity ratio	123.00%	124.00%